UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2022

% of fund's net assets
Microsoft Corp.	4.7
Apple, Inc.	4.0
Amazon.com, Inc.	2.7
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.5
14.6

Top Five Bond Issuers as of February 28, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	9.6
Fannie Mae	2.2
Freddie Mac	2.2
Ginnie Mae	1.2
Uniform Mortgage Backed Securities	1.2
16.4

Top Five Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	18.4
Financials	12.5
Health Care	9.5
Consumer Discretionary	8.5
Communication Services	7.7

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	70.2%
Bonds	29.5%
Convertible Securities	0.2%
Other Investments	0.1%

 * Foreign investments - 9.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	434,541	$10,294
Deutsche Telekom AG	430,626	7,719
Liberty Global PLC Class C (a)	521,069	13,480
		31,493
Entertainment - 1.1%
Activision Blizzard, Inc.	199,826	16,286
Cinemark Holdings, Inc. (a)(b)	159,307	2,794
Netflix, Inc. (a)	40,387	15,933
Sea Ltd. ADR (a)	92,691	13,496
Take-Two Interactive Software, Inc. (a)	21,380	3,464
The Walt Disney Co. (a)	176,625	26,222
		78,195
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	45,342	122,475
Class C (a)	41,076	110,816
Meta Platforms, Inc. Class A (a)	462,675	97,638
Snap, Inc. Class A (a)	518,530	20,710
Tongdao Liepin Group (a)	1,494,821	3,596
		355,235
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	213,602	2,469
Comcast Corp. Class A	239,526	11,200
Liberty Broadband Corp. Class C (a)	43,700	6,411
		20,080
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	203,995	25,134

TOTAL COMMUNICATION SERVICES		510,137

CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Adient PLC (a)	115,300	5,160
Automobiles - 1.1%
Ferrari NV	21,500	4,629
Tesla, Inc. (a)	85,000	73,987
		78,616
Distributors - 0.1%
LKQ Corp.	151,900	7,132
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	24,900	920
Booking Holdings, Inc. (a)	10,000	21,723
Caesars Entertainment, Inc. (a)	84,300	7,097
Churchill Downs, Inc.	45,000	10,839
Compass Group PLC	418,900	9,468
Las Vegas Sands Corp. (a)	204,400	8,761
Marriott International, Inc. Class A (a)	125,700	21,387
McDonald's Corp.	57,800	14,148
Sweetgreen, Inc. Class A (b)	7,500	190
		94,533
Household Durables - 0.4%
Leggett & Platt, Inc.	147,300	5,462
Lennar Corp. Class A	170,800	15,352
Mohawk Industries, Inc. (a)	32,600	4,589
Tempur Sealy International, Inc.	96,300	3,179
		28,582
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	64,905	199,340
Cazoo Group Ltd. (c)	53,300	188
Deliveroo PLC Class A (a)(d)	69,400	118
eBay, Inc.	234,400	12,796
Farfetch Ltd. Class A (a)	122,800	2,339
Grab Holdings Ltd. (c)	72,742	419
		215,200
Multiline Retail - 0.3%
Dollar General Corp.	9,400	1,864
Dollar Tree, Inc. (a)	103,800	14,748
Nordstrom, Inc. (a)	200,273	4,154
Ollie's Bargain Outlet Holdings, Inc. (a)	34,500	1,490
		22,256
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	18,600	4,202
Industria de Diseno Textil SA	352,200	9,187
Lowe's Companies, Inc.	214,000	47,307
The Home Depot, Inc.	85,109	26,880
TJX Companies, Inc.	321,530	21,253
		108,829
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	52,800	3,577
LVMH Moet Hennessy Louis Vuitton SE	4,600	3,381
NIKE, Inc. Class B	88,564	12,093
PVH Corp.	53,800	5,266
Tapestry, Inc.	306,300	12,528
		36,845

TOTAL CONSUMER DISCRETIONARY		597,153

CONSUMER STAPLES - 4.2%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	5,300	2,032
Constellation Brands, Inc. Class A (sub. vtg.)	61,700	13,304
Duckhorn Portfolio, Inc. (a)	54,900	1,077
Keurig Dr. Pepper, Inc.	123,600	4,780
Monster Beverage Corp. (a)	131,775	11,122
PepsiCo, Inc.	196,800	32,224
Pernod Ricard SA	20,200	4,410
The Coca-Cola Co.	610,400	37,991
		106,940
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (b)	140,300	4,090
BJ's Wholesale Club Holdings, Inc. (a)	113,600	7,142
Cake Box Holdings PLC	54,900	106
Costco Wholesale Corp.	58,500	30,376
Grocery Outlet Holding Corp. (a)	32,400	901
U.S. Foods Holding Corp. (a)	290,200	11,344
Walgreens Boots Alliance, Inc.	36,600	1,687
Walmart, Inc.	217,900	29,451
		85,097
Food Products - 0.4%
Bunge Ltd.	17,400	1,819
Darling Ingredients, Inc. (a)	31,400	2,276
Freshpet, Inc. (a)	13,200	1,257
Hotel Chocolat Group Ltd. (a)	33,000	204
Local Bounti Corp. (a)	164,787	985
McCormick & Co., Inc. (non-vtg.)	66,900	6,367
Mondelez International, Inc.	268,700	17,594
Sovos Brands, Inc. (b)	62,800	762
TreeHouse Foods, Inc. (a)	36,100	1,417
		32,681
Household Products - 0.9%
Procter & Gamble Co.	378,600	59,020
The Clorox Co.	26,300	3,834
		62,854
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	28,100	8,327
The Honest Co., Inc. (b)	28,300	164
		8,491
Tobacco - 0.1%
Altria Group, Inc.	158,700	8,140

TOTAL CONSUMER STAPLES		304,203

ENERGY - 2.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	52,700	1,548
Halliburton Co.	349,600	11,722
Liberty Oilfield Services, Inc. Class A (a)	126,900	1,584
Oceaneering International, Inc. (a)	117,835	1,725
Schlumberger Ltd.	76,500	3,002
U.S. Silica Holdings, Inc. (a)	100,600	1,455
Weatherford International PLC (a)	45,000	1,278
		22,314
Oil, Gas & Consumable Fuels - 2.2%
Africa Oil Corp.	983,400	2,250
Canadian Natural Resources Ltd.	316,700	17,693
CVR Energy, Inc.	39,467	686
Exxon Mobil Corp.	781,691	61,300
Genesis Energy LP	497,119	5,941
Harbour Energy PLC (a)	411,675	2,180
Hess Corp.	186,400	18,838
Imperial Oil Ltd.	131,800	5,916
Kosmos Energy Ltd. (a)	518,100	2,518
MEG Energy Corp. (a)	990,600	12,934
Murphy Oil Corp.	117,400	4,070
Phillips 66 Co.	129,274	10,890
Tourmaline Oil Corp.	129,600	5,112
Valero Energy Corp.	91,200	7,616
		157,944

TOTAL ENERGY		180,258

FINANCIALS - 7.9%
Banks - 3.7%
Bank of America Corp.	1,423,793	62,932
BNP Paribas SA	26,000	1,509
Citizens Financial Group, Inc.	205,950	10,796
Comerica, Inc.	46,633	4,453
Eurobank Ergasias Services and Holdings SA (a)	3,907,361	4,280
JPMorgan Chase & Co.	264,617	37,523
M&T Bank Corp.	59,598	10,861
Piraeus Financial Holdings SA (a)	918,277	1,454
PNC Financial Services Group, Inc.	92,772	18,485
Signature Bank	23,663	8,161
Silvergate Capital Corp. (a)	12,400	1,588
Societe Generale Series A	198,517	5,614
Standard Chartered PLC (United Kingdom)	409,267	2,917
Starling Bank Ltd. Series D (a)(c)(e)	659,301	2,017
SVB Financial Group (a)	14,449	8,756
U.S. Bancorp	65,800	3,720
UniCredit SpA	401,973	5,079
Wells Fargo & Co.	1,453,873	77,593
		267,738
Capital Markets - 1.8%
Bank of New York Mellon Corp.	677,593	36,014
BlackRock, Inc. Class A	27,432	20,406
Cboe Global Markets, Inc.	30,784	3,611
CME Group, Inc.	40,530	9,587
Goldman Sachs Group, Inc.	25,152	8,584
Intercontinental Exchange, Inc.	194,343	24,899
Morgan Stanley	122,316	11,099
State Street Corp.	108,311	9,242
StepStone Group, Inc. Class A	117,503	4,057
Virtu Financial, Inc. Class A	89,100	3,126
		130,625
Consumer Finance - 0.6%
American Express Co.	68,799	13,384
Capital One Financial Corp.	130,467	19,997
OneMain Holdings, Inc.	235,887	12,026
Shriram Transport Finance Co. Ltd.	103,449	1,540
		46,947
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(c)(e)	682,677	1,311
Berkshire Hathaway, Inc.:
Class A (a)	11	5,238
Class B (a)	71,512	22,988
Jumo World Ltd. (e)	162	941
WeWork, Inc. (a)	292,100	1,869
		32,347
Insurance - 1.4%
AIA Group Ltd.	132,600	1,377
Arthur J. Gallagher & Co.	77,054	12,189
Chubb Ltd.	21,282	4,334
Hartford Financial Services Group, Inc.	242,915	16,878
Marsh & McLennan Companies, Inc.	107,518	16,709
Prudential PLC (a)	72,987	1,103
The Travelers Companies, Inc.	280,506	48,199
		100,789

TOTAL FINANCIALS		578,446

HEALTH CARE - 9.0%
Biotechnology - 0.7%
Amgen, Inc.	62,155	14,077
Argenx SE ADR (a)	3,478	1,001
Horizon Therapeutics PLC (a)	198,762	18,121
Legend Biotech Corp. ADR (a)	12,700	503
Regeneron Pharmaceuticals, Inc. (a)	29,100	17,994
		51,696
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	400,054	48,255
Boston Scientific Corp. (a)	713,219	31,503
DexCom, Inc. (a)	20,076	8,310
Envista Holdings Corp. (a)	237,800	11,414
Intuitive Surgical, Inc. (a)	91,490	26,562
ResMed, Inc.	83,022	20,486
Siemens Healthineers AG (d)	221,816	14,234
Stryker Corp.	151,990	40,027
		200,791
Health Care Providers & Services - 2.6%
agilon health, Inc. (a)	337,900	6,832
AmerisourceBergen Corp.	167,700	23,902
Guardant Health, Inc. (a)	16,100	1,067
HCA Holdings, Inc.	89,402	22,378
Humana, Inc.	34,434	14,955
Option Care Health, Inc. (a)	387,839	9,967
Surgery Partners, Inc. (a)	414,505	21,666
UnitedHealth Group, Inc.	180,018	85,665
		186,432
Health Care Technology - 0.0%
Health Catalyst, Inc. (a)	96,658	2,621
Life Sciences Tools & Services - 0.8%
Avantor, Inc. (a)	148,768	5,161
Thermo Fisher Scientific, Inc.	98,632	53,656
		58,817
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	63,721	3,879
Bristol-Myers Squibb Co.	653,720	44,891
Eli Lilly & Co.	161,634	40,400
Roche Holding AG (participation certificate)	37,605	14,242
Royalty Pharma PLC	416,319	16,345
UCB SA	115,019	12,553
Zoetis, Inc. Class A	138,800	26,879
		159,189

TOTAL HEALTH CARE		659,546

INDUSTRIALS - 6.2%
Aerospace & Defense - 2.5%
General Dynamics Corp.	89,364	20,951
Lockheed Martin Corp.	74,804	32,450
Northrop Grumman Corp.	69,896	30,904
Raytheon Technologies Corp.	414,814	42,601
Space Exploration Technologies Corp. Class A (a)(c)(e)	16,000	896
The Boeing Co. (a)	253,548	52,064
		179,866
Air Freight & Logistics - 0.4%
FedEx Corp.	64,682	14,377
United Parcel Service, Inc. Class B	60,852	12,804
		27,181
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	78,800	1,819
Commercial Services & Supplies - 0.1%
CoreCivic, Inc. (a)	460,599	4,196
The GEO Group, Inc.	908,900	5,417
		9,613
Construction & Engineering - 0.3%
AECOM	213,532	15,515
API Group Corp. (a)	152,087	3,281
Fluor Corp. (a)	19,600	425
		19,221
Electrical Equipment - 0.3%
Fluence Energy, Inc. (b)	45,020	609
Sensata Technologies, Inc. PLC (a)	415,426	24,057
		24,666
Industrial Conglomerates - 0.7%
3M Co.	85,598	12,724
General Electric Co.	303,248	28,963
Honeywell International, Inc.	28,421	5,393
		47,080
Machinery - 0.7%
Allison Transmission Holdings, Inc.	475,650	18,997
Caterpillar, Inc.	120,102	22,529
Flowserve Corp.	62,872	1,909
Fortive Corp.	118,580	7,678
		51,113
Marine - 0.1%
Genco Shipping & Trading Ltd.	213,002	4,107
Star Bulk Carriers Corp. (b)	158,953	4,781
		8,888
Professional Services - 0.6%
Dun & Bradstreet Holdings, Inc. (a)	248,506	4,612
Equifax, Inc.	32,200	7,031
Nielsen Holdings PLC	1,995,242	34,757
Otonomo Technologies Ltd. (a)	96,391	139
		46,539
Road & Rail - 0.5%
CSX Corp.	66,342	2,250
Norfolk Southern Corp.	66,754	17,124
Uber Technologies, Inc. (a)	376,204	13,555
Union Pacific Corp.	22,292	5,483
		38,412

TOTAL INDUSTRIALS		454,398

INFORMATION TECHNOLOGY - 17.9%
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	169,400	12,876
Jabil, Inc.	195,077	11,277
		24,153
IT Services - 2.5%
Affirm Holdings, Inc. (a)(b)	78,800	3,297
Block, Inc. Class A (a)	134,600	17,162
Capgemini SA	48,300	10,111
Cognizant Technology Solutions Corp. Class A	280,800	24,185
Dlocal Ltd.	107,072	3,496
EPAM Systems, Inc. (a)	21,300	4,425
MasterCard, Inc. Class A	32,400	11,691
MongoDB, Inc. Class A (a)	37,800	14,439
Snowflake Computing, Inc. (a)	25,300	6,721
Thoughtworks Holding, Inc.	157,893	3,429
Twilio, Inc. Class A (a)	51,000	8,915
Visa, Inc. Class A	320,350	69,234
Wix.com Ltd. (a)	53,100	4,863
Worldline SA (a)(d)	36,500	1,861
		183,829
Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV (Netherlands)	15,000	10,035
Lam Research Corp.	39,300	22,061
Marvell Technology, Inc.	187,500	12,812
MediaTek, Inc.	208,000	8,222
Microchip Technology, Inc.	248,500	17,477
Micron Technology, Inc.	376,387	33,446
NVIDIA Corp.	420,600	102,563
NXP Semiconductors NV	75,397	14,334
Renesas Electronics Corp. (a)	1,169,900	13,782
Semtech Corp. (a)	9,468	657
Silergy Corp.	37,000	4,932
SolarEdge Technologies, Inc. (a)	34,885	11,143
Taiwan Semiconductor Manufacturing Co. Ltd.	1,136,000	24,431
		275,895
Software - 7.3%
Adobe, Inc. (a)	99,300	46,441
Anaplan, Inc. (a)	162,300	7,688
Autodesk, Inc. (a)	71,400	15,724
CCC Intelligent Solutions Holdings, Inc. (c)	34,443	374
Coupa Software, Inc. (a)	52,200	6,317
Cvent Holding Corp. (c)	122,436	986
Elastic NV (a)	42,596	3,691
Epic Games, Inc. (a)(c)(e)	1,715	1,262
Five9, Inc. (a)	43,473	4,782
HubSpot, Inc. (a)	31,000	16,275
Intuit, Inc.	58,400	27,703
Microsoft Corp.	1,139,400	340,441
Rimini Street, Inc. (a)	19,243	87
Salesforce.com, Inc. (a)	193,589	40,756
Stripe, Inc. Class B (a)(c)(e)	15,600	502
Synopsys, Inc. (a)	28,318	8,846
Workday, Inc. Class A (a)	44,400	10,170
Yext, Inc. (a)	100,601	746
		532,791
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,740,220	287,345

TOTAL INFORMATION TECHNOLOGY		1,304,013

MATERIALS - 1.9%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	29,507	6,973
Albemarle Corp. U.S.	28,000	5,485
CF Industries Holdings, Inc.	147,900	12,008
DuPont de Nemours, Inc.	71,542	5,535
Ecolab, Inc.	27,183	4,791
International Flavors & Fragrances, Inc.	33,937	4,514
Linde PLC	43,983	12,898
Olin Corp.	233,942	12,050
Sherwin-Williams Co.	16,654	4,382
Valvoline, Inc.	191,900	6,204
		74,840
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	18,007	6,832
Summit Materials, Inc. (a)	153,374	4,788
Vulcan Materials Co.	31,300	5,679
		17,299
Containers & Packaging - 0.1%
Crown Holdings, Inc.	77,000	9,446
Metals & Mining - 0.5%
First Quantum Minerals Ltd.	337,800	9,906
Freeport-McMoRan, Inc.	362,948	17,040
Newmont Corp.	90,028	5,960
Reliance Steel & Aluminum Co.	22,025	4,204
		37,110

TOTAL MATERIALS		138,695

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	3,100	587
American Tower Corp.	72,600	16,471
Corporate Office Properties Trust (SBI)	78,600	2,060
Crown Castle International Corp.	91,900	15,310
CubeSmart	120,600	5,814
Douglas Emmett, Inc.	44,100	1,398
Equity Lifestyle Properties, Inc.	124,600	9,298
Essex Property Trust, Inc.	14,300	4,536
Invitation Homes, Inc.	196,500	7,428
Kilroy Realty Corp.	37,100	2,657
Life Storage, Inc.	18,000	2,279
LXP Industrial Trust (REIT)	248,300	3,839
Mid-America Apartment Communities, Inc.	26,100	5,340
Prologis (REIT), Inc.	117,500	17,137
Simon Property Group, Inc.	39,200	5,392
Ventas, Inc.	94,500	5,103
VICI Properties, Inc.	37,300	1,043
Welltower, Inc.	248,451	20,693
Weyerhaeuser Co.	105,100	4,086
		130,471
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	345,100	7,565
Jones Lang LaSalle, Inc. (a)	13,900	3,422
		10,987

TOTAL REAL ESTATE		141,458

UTILITIES - 1.7%
Electric Utilities - 1.2%
Constellation Energy Corp.	102,325	4,705
Edison International	133,200	8,448
Entergy Corp.	21,671	2,280
Evergy, Inc.	93,365	5,827
Exelon Corp.	281,476	11,980
FirstEnergy Corp.	210,700	8,818
NextEra Energy, Inc.	300,200	23,497
PG&E Corp. (a)	660,962	7,515
Southern Co.	184,300	11,937
		85,007
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	278,849	5,920
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	207,745	5,682
Dominion Energy, Inc.	113,645	9,038
NiSource, Inc.	152,500	4,412
Public Service Enterprise Group, Inc.	63,800	4,136
Sempra Energy	73,124	10,546
		33,814

TOTAL UTILITIES		124,741

TOTAL COMMON STOCKS
(Cost $3,522,516)		4,993,048

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(e)	28,657	838
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B (c)(e)	16,809	1,143
Series B2 (c)(e)	8,427	573
		1,716
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(e)	6,703	491
TOTAL INDUSTRIALS		2,207
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(e)	56,066	1,670
Xsight Labs Ltd. Series D (c)(e)	60,136	600
		2,270
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	18,992	2,993
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(e)	140,700	568
GaN Systems, Inc.:
Series F1 (c)(e)	15,161	129
Series F2 (c)(e)	8,006	68
		765
Software - 0.1%
Bolt Technology OU Series E (c)(e)	6,388	1,647
Databricks, Inc.:
Series G (c)(e)	1,359	300
Series H (c)(e)	6,495	1,432
Skyryse, Inc. Series B (c)(e)	50,800	1,254
Stripe, Inc. Series H (c)(e)	6,300	203
		4,836
TOTAL INFORMATION TECHNOLOGY		10,864

TOTAL CONVERTIBLE PREFERRED STOCKS		13,909

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	61,700	6,158
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (e)	30,412	1,642
Gupshup, Inc. (c)(e)	58,730	1,176
		2,818

TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,976

TOTAL PREFERRED STOCKS
(Cost $19,201)		22,885
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.17% 3/3/22 to 4/21/22 (f)
(Cost $7,279)	7,280	7,279

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(g)	$1,011	$1,137
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(e)(g)	355	355
TOTAL PREFERRED SECURITIES
(Cost $1,366)		1,492
	Shares	Value (000s)

Fixed-Income Funds - 28.6%
Fidelity Investment Grade Bond Central Fund (h)
(Cost $2,151,284)	18,882,800	2,084,095

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.07% (i)	198,733,904	198,774
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	7,069,318	7,070
TOTAL MONEY MARKET FUNDS
(Cost $205,843)		205,844
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $5,907,489)		7,314,643
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(15,567)
NET ASSETS - 100%		$7,299,076

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	551	March 2022	$120,338	$(4,664)	$(4,664)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,532,000 or 0.3% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,213,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,269,000.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ABL Space Systems Series B	3/24/21	$757
ABL Space Systems Series B2	10/22/21	$573
Algolia SAS Series D	7/23/21	$838
Ant International Co. Ltd. Class C	5/16/18	$2,602
Astera Labs, Inc. Series C	8/24/21	$473
Astranis Space Technologies Corp. Series C	3/19/21	$1,229
Beta Technologies, Inc. Series A	4/9/21	$491
Bolt Technology OU Series E	1/3/22	$1,660
ByteDance Ltd. Series E1	11/18/20	$2,081
Cazoo Group Ltd.	3/28/21	$533
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$344
Circle Internet Financial Ltd. 0%	5/11/21	$1,011
Cvent Holding Corp.	7/23/21	$1,224
Databricks, Inc. Series G	2/1/21	$241
Databricks, Inc. Series H	8/31/21	$1,432
Epic Games, Inc.	3/29/21	$1,518
GaN Systems, Inc. Series F1	11/30/21	$129
GaN Systems, Inc. Series F2	11/30/21	$68
GaN Systems, Inc. 0%	11/30/21	$355
Grab Holdings Ltd.	4/12/21	$727
Gupshup, Inc.	6/8/21	$1,343
Skyryse, Inc. Series B	10/21/21	$1,254
Space Exploration Technologies Corp. Class A	2/16/21	$672
Starling Bank Ltd. Series D	6/18/21	$1,179
Stripe, Inc. Class B	5/18/21	$626
Stripe, Inc. Series H	3/15/21	$253
Xsight Labs Ltd. Series D	2/16/21	$481

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$199,302	$916,091	$916,619	$69	$--	$--	$198,774	0.4%
Fidelity Investment Grade Bond Central Fund	1,943,723	236,397	--	22,140	--	(96,025)	2,084,095	6.2%
Fidelity Securities Lending Cash Central Fund 0.07%	4,863	76,220	74,013	18	--	--	7,070	0.0%
Total	$2,147,888	$1,228,708	$990,632	$22,227	$--	$(96,025)	$2,289,939

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$510,137	$502,418	$7,719	$--
Consumer Discretionary	604,149	574,999	28,312	838
Consumer Staples	304,203	299,483	4,720	--
Energy	180,258	178,078	2,180	--
Financials	578,446	550,844	23,333	4,269
Health Care	659,546	618,517	41,029	--
Industrials	456,605	453,502	--	3,103
Information Technology	1,317,695	1,225,446	76,803	15,446
Materials	138,695	138,695	--	--
Real Estate	141,458	141,458	--	--
Utilities	124,741	124,741	--	--
U.S. Government and Government Agency Obligations	7,279	--	7,279	--
Preferred Securities	1,492	--	1,137	355
Fixed-Income Funds	2,084,095	2,084,095	--	--
Money Market Funds	205,844	205,844	--	--
Total Investments in Securities:	$7,314,643	$7,098,120	$192,512	$24,011
Derivative Instruments:
Liabilities
Futures Contracts	$(4,664)	$(4,664)	$--	$--
Total Liabilities	$(4,664)	$(4,664)	$--	$--
Total Derivative Instruments:	$(4,664)	$(4,664)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(4,664)
Total Equity Risk	0	(4,664)
Total Value of Derivatives	$0	$(4,664)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	16.3%
AAA,AA,A	4.0%
BBB	6.4%
BB	1.5%
B	0.0%
Not Rated	1.1%
Equities	68.7%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,928) — See accompanying schedule: Unaffiliated issuers (cost $3,550,362)	$5,024,704
Fidelity Central Funds (cost $2,357,127)	2,289,939
Total Investment in Securities (cost $5,907,489)		$7,314,643
Foreign currency held at value (cost $93)		93
Receivable for investments sold		19,382
Receivable for fund shares sold		10,569
Dividends receivable		5,163
Distributions receivable from Fidelity Central Funds		13
Prepaid expenses		4
Other receivables		78
Total assets		7,349,945
Liabilities
Payable to custodian bank	$720
Payable for investments purchased	29,910
Payable for fund shares redeemed	7,317
Accrued management fee	2,287
Distribution and service plan fees payable	2,011
Payable for daily variation margin on futures contracts	331
Other affiliated payables	1,020
Other payables and accrued expenses	203
Collateral on securities loaned	7,070
Total liabilities		50,869
Net Assets		$7,299,076
Net Assets consist of:
Paid in capital		$5,805,525
Total accumulated earnings (loss)		1,493,551
Net Assets		$7,299,076
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,786,349 ÷ 66,789 shares)(a)		$26.75
Maximum offering price per share (100/94.25 of $26.75)		$28.38
Class M:
Net Asset Value and redemption price per share ($1,632,397 ÷ 60,150 shares)(a)		$27.14
Maximum offering price per share (100/96.50 of $27.14)		$28.12
Class C:
Net Asset Value and offering price per share ($1,128,560 ÷ 42,662 shares)(a)		$26.45
Class I:
Net Asset Value, offering price and redemption price per share ($1,915,126 ÷ 69,870 shares)		$27.41
Class Z:
Net Asset Value, offering price and redemption price per share ($836,644 ÷ 30,513 shares)		$27.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$26,227
Income from Fidelity Central Funds (including $18 from security lending)		22,227
Total income		48,454
Expenses
Management fee	$13,785
Transfer agent fees	5,356
Distribution and service plan fees	12,276
Accounting fees	732
Custodian fees and expenses	85
Independent trustees' fees and expenses	13
Registration fees	212
Audit	59
Legal	12
Miscellaneous	12
Total expenses before reductions	32,542
Expense reductions	(112)
Total expenses after reductions		32,430
Net investment income (loss)		16,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $784)	149,718
Foreign currency transactions	(103)
Futures contracts	1,410
Total net realized gain (loss)		151,025
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $610)	(330,399)
Fidelity Central Funds	(96,025)
Unfunded commitments	458
Assets and liabilities in foreign currencies	(13)
Futures contracts	(12,529)
Total change in net unrealized appreciation (depreciation)		(438,508)
Net gain (loss)		(287,483)
Net increase (decrease) in net assets resulting from operations		$(271,459)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,024	$31,428
Net realized gain (loss)	151,025	499,380
Change in net unrealized appreciation (depreciation)	(438,508)	741,535
Net increase (decrease) in net assets resulting from operations	(271,459)	1,272,343
Distributions to shareholders	(467,964)	(201,498)
Share transactions - net increase (decrease)	872,697	1,332,853
Total increase (decrease) in net assets	133,274	2,403,698
Net Assets
Beginning of period	7,165,802	4,762,104
End of period	$7,299,076	$7,165,802

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Balanced Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.67	$24.87	$21.14	$22.22	$21.09	$19.18
Income from Investment Operations
Net investment income (loss)A,B	.07	.17	.27	.30	.25	.26
Net realized and unrealized gain (loss)	(1.07)	5.67	4.10	.08	2.22	1.98
Total from investment operations	(1.00)	5.84	4.37	.38	2.47	2.24
Distributions from net investment income	(.08)	(.17)	(.29)	(.29)	(.25)	(.25)
Distributions from net realized gain	(1.84)	(.88)	(.35)	(1.18)	(1.09)	(.09)
Total distributions	(1.92)	(1.04)C	(.64)	(1.46)C	(1.34)	(.33)C
Net asset value, end of period	$26.75	$29.67	$24.87	$21.14	$22.22	$21.09
Total ReturnD,E,F	(3.50)%	24.38%	21.16%	2.15%	12.26%	11.84%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.81%I	.83%	.85%	.86%	.87%	.89%
Expenses net of fee waivers, if any	.81%I	.83%	.85%	.86%	.87%	.89%
Expenses net of all reductions	.81%I	.82%	.84%	.86%	.86%	.88%
Net investment income (loss)	.51%I	.63%	1.21%	1.46%	1.18%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$1,786	$1,723	$1,080	$818	$681	$593
Portfolio turnover rateJ	34%I	37%	92%	57%	62%K	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.08	$25.19	$21.40	$22.47	$21.31	$19.37
Income from Investment Operations
Net investment income (loss)A,B	.04	.10	.22	.25	.20	.21
Net realized and unrealized gain (loss)	(1.10)	5.76	4.15	.09	2.24	2.01
Total from investment operations	(1.06)	5.86	4.37	.34	2.44	2.22
Distributions from net investment income	(.04)	(.10)	(.23)	(.23)	(.19)	(.20)
Distributions from net realized gain	(1.84)	(.88)	(.35)	(1.18)	(1.09)	(.09)
Total distributions	(1.88)	(.97)C	(.58)	(1.41)	(1.28)	(.28)C
Net asset value, end of period	$27.14	$30.08	$25.19	$21.40	$22.47	$21.31
Total ReturnD,E,F	(3.66)%	24.11%	20.85%	1.91%	11.99%	11.59%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.06%I	1.07%	1.10%	1.11%	1.12%	1.13%
Expenses net of fee waivers, if any	1.06%I	1.07%	1.10%	1.11%	1.11%	1.13%
Expenses net of all reductions	1.06%I	1.07%	1.09%	1.11%	1.11%	1.13%
Net investment income (loss)	.26%I	.38%	.97%	1.21%	.94%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$1,632	$1,744	$1,455	$1,273	$1,257	$1,163
Portfolio turnover rateJ	34%I	37%	92%	57%	62%K	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.37	$24.67	$20.97	$22.05	$20.93	$19.04
Income from Investment Operations
Net investment income (loss)A,B	(.03)	(.03)	.10	.14	.09	.10
Net realized and unrealized gain (loss)	(1.07)	5.62	4.07	.09	2.20	1.98
Total from investment operations	(1.10)	5.59	4.17	.23	2.29	2.08
Distributions from net investment income	–	(.02)	(.13)	(.13)	(.08)	(.10)
Distributions from net realized gain	(1.82)	(.87)	(.35)	(1.18)	(1.09)	(.09)
Total distributions	(1.82)	(.89)	(.47)C	(1.31)	(1.17)	(.19)
Net asset value, end of period	$26.45	$29.37	$24.67	$20.97	$22.05	$20.93
Total ReturnD,E,F	(3.89)%	23.43%	20.25%	1.40%	11.41%	10.99%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.57%I	1.58%	1.60%	1.62%	1.62%	1.64%
Expenses net of fee waivers, if any	1.56%I	1.58%	1.60%	1.62%	1.62%	1.64%
Expenses net of all reductions	1.56%I	1.58%	1.60%	1.62%	1.62%	1.64%
Net investment income (loss)	(.25)%I	(.13)%	.46%	.70%	.43%	.53%
Supplemental Data
Net assets, end of period (in millions)	$1,129	$1,118	$769	$635	$620	$479
Portfolio turnover rateJ	34%I	37%	92%	57%	62%K	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.36	$25.42	$21.59	$22.66	$21.48	$19.53
Income from Investment Operations
Net investment income (loss)A,B	.11	.24	.33	.36	.31	.31
Net realized and unrealized gain (loss)	(1.10)	5.81	4.19	.08	2.26	2.02
Total from investment operations	(.99)	6.05	4.52	.44	2.57	2.33
Distributions from net investment income	(.12)	(.23)	(.34)	(.34)	(.30)	(.30)
Distributions from net realized gain	(1.84)	(.88)	(.35)	(1.18)	(1.09)	(.09)
Total distributions	(1.96)	(1.11)	(.69)	(1.51)C	(1.39)	(.38)C
Net asset value, end of period	$27.41	$30.36	$25.42	$21.59	$22.66	$21.48
Total ReturnD,E	(3.40)%	24.68%	21.48%	2.41%	12.56%	12.12%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.56%H	.57%	.59%	.61%	.61%	.63%
Expenses net of fee waivers, if any	.56%H	.57%	.59%	.61%	.61%	.63%
Expenses net of all reductions	.56%H	.57%	.58%	.60%	.61%	.62%
Net investment income (loss)	.75%H	.88%	1.47%	1.71%	1.44%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$1,915	$1,831	$1,070	$785	$621	$422
Portfolio turnover rateI	34%H	37%	92%	57%	62%J	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.37	$25.43	$21.60	$22.66	$21.48	$19.53
Income from Investment Operations
Net investment income (loss)A,B	.13	.28	.36	.38	.34	.34
Net realized and unrealized gain (loss)	(1.11)	5.80	4.19	.10	2.26	2.02
Total from investment operations	(.98)	6.08	4.55	.48	2.60	2.36
Distributions from net investment income	(.13)	(.26)	(.37)	(.36)	(.33)	(.33)
Distributions from net realized gain	(1.84)	(.88)	(.35)	(1.18)	(1.09)	(.09)
Total distributions	(1.97)	(1.14)	(.72)	(1.54)	(1.42)	(.41)C
Net asset value, end of period	$27.42	$30.37	$25.43	$21.60	$22.66	$21.48
Total ReturnD,E	(3.34)%	24.82%	21.62%	2.57%	12.70%	12.26%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.45%H	.45%	.47%	.48%	.49%	.50%
Expenses net of fee waivers, if any	.44%H	.45%	.47%	.48%	.49%	.50%
Expenses net of all reductions	.44%H	.45%	.46%	.48%	.48%	.49%
Net investment income (loss)	.87%H	1.00%	1.59%	1.84%	1.56%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$837	$749	$388	$280	$224	$68
Portfolio turnover rateI	34%H	37%	92%	57%	62%J	86%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Balanced Fund	$6

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,599,862
Gross unrealized depreciation	(209,492)
Net unrealized appreciation (depreciation)	$1,390,370
Tax cost	$5,919,609

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Balanced Fund	1,653,935	1,224,905

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,235	$178
Class M	.25%	.25%	4,294	37
Class C	.75%	.25%	5,747	1,678
			$12,276	$1,893

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$534
Class M	44
Class C(a)	6
$584

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,410.16
Class M	1,340.16
Class C	931.16
Class I	1,510.16
Class Z	165.04
	$5,356

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Balanced Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Balanced Fund	$33

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Balanced Fund	182,887	157,223	4,094

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Balanced Fund	20

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Balanced Fund	$6

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Balanced Fund	$2	$–	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $112.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Advisor Balanced Fund
Distributions to shareholders
Class A	$114,311	$47,534
Class M	109,124	56,522
Class C	70,826	28,342
Class I	121,657	50,343
Class Z	52,046	18,757
Total	$467,964	$201,498

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2022	Year ended August 31, 2021	Six months ended February 28, 2022	Year ended August 31, 2021
Fidelity Advisor Balanced Fund
Class A
Shares sold	10,247	22,051	$288,680	$593,897
Reinvestment of distributions	3,981	1,841	109,406	45,631
Shares redeemed	(5,505)	(9,229)	(154,285)	(246,231)
Net increase (decrease)	8,723	14,663	$243,801	$393,297
Class M
Shares sold	4,483	9,785	$128,041	$265,142
Reinvestment of distributions	3,862	2,232	107,705	55,721
Shares redeemed	(6,180)	(11,805)	(176,076)	(321,240)
Net increase (decrease)	2,165	212	$59,670	$(377)
Class C
Shares sold	5,932	13,228	$165,645	$353,988
Reinvestment of distributions	2,471	1,107	67,206	26,946
Shares redeemed	(3,800)	(7,458)	(105,081)	(199,240)
Net increase (decrease)	4,603	6,877	$127,770	$181,694
Class I
Shares sold	12,740	27,164	$366,856	$746,743
Reinvestment of distributions	3,831	1,724	107,891	43,904
Shares redeemed	(7,020)	(10,654)	(200,870)	(293,201)
Net increase (decrease)	9,551	18,234	$273,877	$497,446
Class Z
Shares sold	7,482	12,328	$215,467	$341,897
Reinvestment of distributions	1,653	641	46,539	16,391
Shares redeemed	(3,295)	(3,564)	(94,427)	(97,495)
Net increase (decrease)	5,840	9,405	$167,579	$260,793

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Advisor Balanced Fund
Class A	.81%
Actual		$1,000.00	$965.00	$3.95
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Class M	1.06%
Actual		$1,000.00	$963.40	$5.16
Hypothetical-C		$1,000.00	$1,019.54	$5.31
Class C	1.56%
Actual		$1,000.00	$961.10	$7.59
Hypothetical-C		$1,000.00	$1,017.06	$7.80
Class I	.56%
Actual		$1,000.00	$966.00	$2.73
Hypothetical-C		$1,000.00	$1,022.02	$2.81
Class Z	.44%
Actual		$1,000.00	$966.60	$2.15
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AIG-SANN-0422
1.703549.124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022